Share-Based Compensation - 10Q - Schedule of Share-Based Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at beginning of period ( in shares)	24,830	10,414
Granted during the period (in shares)	411,607	14,416	0
Outstanding at period end (in shares)	436,437	24,830	10,414
Exercisable at period end (in shares)	90,765	15,724
Vested and expected to vest at period end (in shares)	436,437	24,830
Weighted Average Exercise Price Per Share
Outstanding at beginning of period (in dollars per share)	$ 17.84	$ 20.67
Granted (in dollars per share)	4.95	15.79
Outstanding at period end (in dollars per share)	5.69	17.84	$ 20.67
Exercisable at period end (in dollars per share)	8.08	18.37
Vested and expected to vest at period end (in dollars per share)	$ 5.69	$ 17.84
Weighted Average Remaining Contractual Term (years)
Outstanding at beginning of period	9 years 6 months	8 years 4 months 24 days	8 years 2 months 12 days
Outstanding at end of period	9 years 6 months	8 years 4 months 24 days	8 years 2 months 12 days
Exercisable at December 31, 2020	9 years 1 month 6 days	8 years
Vested and expected to vest at December 31, 2020	9 years 6 months	8 years 4 months 24 days